Organization (Details) - $ / shares	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jan. 03, 2024
Organization (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000		50,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 1
Stockholders' Equity Note, Stock Split	Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1.
Class A Ordinary Shares [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	10,000,000	10,000,000
Ordinary shares, shares outstanding	10,000,000	10,000,000
Class B Ordinary Shares [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0